Other receivables and other payables - Other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Payables [Abstract]
Right of recovery payable	R 0	R 0	R 34
Metals borrowings liability	855	0	0
NCI put liability	109	0	0
Gold and zinc hedge derivative liability	494	173	0
Other	873	862	582
Total other payables	3,449	5,422	6,391
Reconciliation of the non-current and current portion of the other receivables:
Other payables	3,449	5,422	6,391
Current portion of other payables	(1,634)	(2,015)	(3,891)
Other payables	1,815	3,407	2,500
Marikana
Other Payables [Abstract]
Dividend payables	730	1,626	2,129
Keliber
Other Payables [Abstract]
Dividend payables	388	1,147	0
Rustenburg operations acquisition
Other Payables [Abstract]
Deferred payment	0	0	3,518	R 6,920
Kroondal
Other Payables [Abstract]
Contingent consideration (Kroondal acquisition)	0	1,570	0
Pandora acquisition by Lonmin
Other Payables [Abstract]
Deferred payment	R 0	R 44	R 128